Failed Sale-Leaseback Arrangement - Schedule of Financing Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Leases [Abstract]
Financing liability	$ 55,158	$ 55,599
Debt discount	(883)	(951)
Financing liability, net of debt discount	54,275	54,648
Less: current portion	595	465
Financing liability, non-current portion	$ 53,680	$ 54,183